Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2017 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [Line Items]
Limit	₩ 2,881,232	$ 253,500
Used amount	563,022	181,108
Bank overdraft [Member] | Kookmin Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	1,730,000
Used amount	72
Commercial papers [member] | NH Investment & Security Co., Ltd. [member]
Disclosure of detailed information about borrowings [Line Items]
Limit	370,000
Used amount	300,000
Collateralized loan on accounts receivable-trade [Member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Limit	35,560
Collateralised loans on electronic receivable-trade [Member] | Shinhan Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	343,000
Used amount	42,350
Plus electronic notes payable [Member] | Industrial Bank of Korea [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	50,000
Used amount	140
Loans for working capital [Member] | Korea Development Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	306,500
Used amount	207,300
Green energy factoring [Member] | Shinhan Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	16
Used amount	16
FX forward trading commitment [Member] | Shinhan Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit | $		11,500
Used amount | $		0
Facility loans [Member] | Kookmin Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	8,456	212,000
Used amount	8,456	166,108
Facility loans on ships [Member] | Shinhan Bank [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit | $		30,000
Used amount | $		$ 15,000
Inter-Korean Cooperation Fund [Member] | Export-Import Bank of Korea [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	37,700
Used amount	₩ 4,688